Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Instruments Text Block Abstract
Schedule of classification of financial assets and liabilities
	December 31,
	2022	2021
	U.S. Dollars in thousands
Financial assets

Financial assets at fair value through other comprehensive income:
Cash flow hedges	-	73
Total Financial assets at fair value through other comprehensive income:	$-	$73
Financial assets at cost:
Cash and cash equivalent	34,258	18,587
Total Financial assets at cost	$34,258	$18,587

Total financial assets	$34,160	$18,660

Financial liabilities

Financial liabilities at fair value through profit or loss:
Cash flow hedges	92
Contingent consideration in business combination	23,534	21,995

Foreign exchange forward contracts	$-	$-
	23,626	21,995
Financial liabilities measured at amortized cost:

Assumed liabilities through business combination	61,016	61,915
Bank loans	17,407	20,038
Leases	3,193	4,314
Total Financial liabilities measured at amortized cost:	$81,616	$86,267

Total financial and lease liabilities	$105,242	$108,262

Schedule of maturity profile of company's financial liabilities based on contractual undiscounted payments
	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total

Trade payables	$32,917	-	-	-	-	32,917
Assumed liabilities (1)	23,708	5,030	4,087	7,928	20,263	61,016
Other accounts payables	7,585	-	-	-	-	7,585
Bank loans (including interest)	4,841	4,677	4,580	4,111	-	18,208
Lease liabilities (including interest)	1,119	907	732	683	-	3,441

	$70,170	10,614	9,399	12,722	20,263	123,167

(1)	Due the nature of the account which include infinite payments for royalties and milestones to third party the assumed liabilities reflect the discounted amount. see Note 18e

	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total

Trade payables	$25,104	-	-	-	-	$25,104
Assumed liabilities	17,986	11,203	4,671	7,598	20,457	61,915
Other accounts payables	7,142	-	-	-	-	7,142
Bank loans (including interest)	3,049	4,773	4,677	8,689	-	21,188
Lease liabilities (including interest)	1,307	1,100	849	1,485	31	4,772

	$54,588	$17,076	$10,197	$17,772	$20,488	$120,121

Schedule of changes in liabilities arising from financing activities
	January 1, 2022	Payments	Foreign exchange movement	New loans and leases	Business combination	Revaluation	Write off	December 31, 2022
	U.S. Dollars in thousands
Contingent consideration (1)	21,995	-	-	-	-	1,539	-	23,534
Assumed liabilities	61,915	(5,626)	-	-	-	4,727	-	61,016
Bank loans	$20,038	(2,628)	(2)	-	-	-	-	$17,408
Leases	4,314	(1,164)	(448)	551	-	-	(59)	3,193
Total	$108,262	$(9,418)	$(450)	$551	$-	$6,266	$(59)	$105,152

(1)

The contingent consideration fair value as of December 31, 2022 was based on an Option Pricing Method (OPM), “Monte Carlo Simulation” model. In measuring the contingent consideration liability, the Company used an appropriate risk-adjusted discount rate of 11.8 % and volatility of 14.21%. totaled $23,534 thousands.

Schedule of carrying amount and fair value of financial instruments
	Carrying Amount		Fair Value
	December 31,		December 31,
	2022	2021	2022	2021
	U.S. Dollars in thousands

Assumed liabilities	61,016	61,915	56,946	61,915
Bank loans	17,408	20,038	17,071	19,502
Leases	3,193	4,314	3,183	4,608
Total Financial liabilities	$81,617	$86,267	$77,200	$86,025

Schedule of financial assets (liabilities) measured at fair value
Financial assets (liabilities) measured at fair value:	Level 1	Level 2	Level 3 (1)
	U.S. Dollars in thousands

December 31, 2022
Derivatives instruments	-	(92)	-
Contingent consideration(1)	-	-	(23,534)
	$-	$(92)	$(23,534)

Financial assets (liabilities) measured at fair value:	Level 1	Level 2	Level 3 (1)
	U.S. Dollars in thousands

December 31, 2021
Derivatives instruments	-	73	-
Contingent consideration(1)	-	-	(21,995)
	$-	$73	$(21,995)

(1)	For changes in Contingent liability see above

Schedule of sensitivity analysis for market risks
	December 31,
	2022	2021
	U.S. Dollars in thousands

Sensitivity test to changes in interest rate risk
Gain (loss) from change:
1% increase in basis points of SOFR	$(13)	$(23)
1% decrease in basis points of SOFR	$13	$22

Sensitivity test to changes in foreign currency:
Gain (loss) from change:
5% increase in NIS	$(57)	$(30)
5% decrease in NIS	$57	$30
5% increase in Euro	$(389)	$(450)
5% decrease in Euro	$389	$450

Schedule of linkage terms of financial liabilities by groups of financial instruments
	December 31,
	2022	2021
	U.S. Dollars in thousands

In NIS:
Bank loans measured at amortized cost	$-	$38
Leases measured at amortized cost	3,193	4,314

	$3,193	$4,352
In USD:
Contingent consideration at fair value through profit or loss	23,534	21,995
Assumed liabilities measured at amortized cost	61,016	61,915
Bank loans measured at amortized cost	17,407	20,000
	$101,957	$103,910